Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 257,863	$ 5,277,728	$ 2,942,558	$ 5,752,662
Non-aeronautical services	80,782	1,653,379	1,171,039	1,819,605
Construction services	87,403	1,788,903	1,253,869	954,834
Total revenues	426,048	8,720,010	5,367,466	8,527,101
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	38,213	782,107	765,958	954,207
Major maintenance provision	25,048	512,653	392,531	292,324
Cost of construction	87,403	1,788,903	1,253,869	954,834
Administrative expenses	28,658	586,542	518,059	542,664
Right to use airport facilities	15,630	319,906	199,202	363,561
Technical assistance fees	6,525	133,558	81,164	150,108
Depreciation and amortization	23,805	487,230	435,344	415,252
Other income, net	(62)	(1,278)	(129)	(1,155)
Total operating costs and expenses	225,220	4,609,621	3,645,998	3,671,795
Operating income	200,828	4,110,389	1,721,468	4,855,306
Interest expense	25,244	516,676	420,499	376,008
Interest income	(6,326)	(129,479)	(111,889)	(171,236)
Exchange loss, net	(5,502)	(112,617)	(79,522)	50,878
Total non-operating loss	13,416	274,580	229,088	255,650
Income before income taxes	187,412	3,835,809	1,492,380	4,599,656
Income tax expense	47,499	972,179	394,501	1,372,222
Consolidated net income for the year	139,913	2,863,630	1,097,879	3,227,434
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (loss) on labor obligations	209	4,281	(13,039)	(12,834)
Income tax relating to actuarial loss (gain) on labor obligations	(63)	(1,284)	3,912	3,850
Total other comprehensive income (loss)	146	2,997	(9,127)	(8,984)
Total comprehensive income for the year	140,060	2,866,627	1,088,752	3,218,450
Consolidated net income attributable to:
Controlling interest	139,602	2,857,265	1,094,358	3,219,798
Non-controlling interest	311	6,365	3,521	7,636
Comprehensive income attributable to:
Controlling interest	139,749	2,860,262	1,085,231	3,210,814
Non-controlling interest	$ 311	$ 6,365	$ 3,521	$ 7,636
Basic earnings per share of controlling interest | (per share)	$ 0.35921	$ 7.35206	$ 2.8038	$ 8.1984
Diluted earnings per share of controlling interest | (per share)	$ 0.35921	$ 7.35206	$ 2.8038	$ 8.1984
Weighted average shares outstanding	388,634,783	388,634,783	390,313,970	392,736,827